Equity (Details) - Schedule of accumulated other comprehensive income (loss) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (8,846)	$ (7,716)
Other comprehensive income (loss) before reclassifications	322	(910)
Amounts reclassified from accumulated other comprehensive loss	152	(663)
Other comprehensive income (loss)	474	(1,573)
Ending balance	(8,372)	(9,289)
Net Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,673)	(10)
Other comprehensive income (loss) before reclassifications	2,427	(299)
Amounts reclassified from accumulated other comprehensive loss	152	(663)
Other comprehensive income (loss)	2,579	(962)
Ending balance	906	(972)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(7,173)	(7,706)
Other comprehensive income (loss) before reclassifications	(2,105)	(611)
Amounts reclassified from accumulated other comprehensive loss
Other comprehensive income (loss)	(2,105)	(611)
Ending balance	$ (9,278)	$ (8,317)